Investments - Realized Gains and Losses on Sales of Available-for-Sale Securities (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Debt Securities, Available-for-sale [Line Items]
Gross realized gains	¥ 17,330	¥ 10,527
Gross realized losses	(13,962)	(7,168)
Net realized gains (losses) on sales of available-for-sale securities	¥ 3,368	¥ 3,358